MINERAL PROPERTIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	$ 3,643,720	$ 13,299,906	$ 26,399,708
Acquisition cost	6,123,401	3,609,896	1,398,207
Deferred exploration costs:
Licenses, tax, and permits	286,158	649,588	344,832
Geological and consulting	4,171,728	1,560,699	414,574
Personnel, camp and general	1,973,078	1,702,892	815,069
Deferred exploration costs	6,430,964	3,913,179	1,574,475
Impairment	13,708,200	(13,994,970)	(14,829,267)
Mineral properties, ending	23,782,884	3,643,720	13,299,906
Gibellini
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	3,643,720	490,356	0
Acquisition cost		425,605	58,790
Deferred exploration costs:
Licenses, tax, and permits	286,158	387,149	74,876
Geological and consulting	3,200,773	1,509,587	272,620
Personnel, camp and general	1,470,007	831,023	84,070
Deferred exploration costs	4,956,938	2,727,759	431,566
Impairment	0	0	0
Mineral properties, ending	8,600,658	3,643,720	490,356
Chandgana Tal
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	0	0	11,186,322
Acquisition cost		0	0
Deferred exploration costs:
Licenses, tax, and permits	0	1,271	27,190
Geological and consulting	0	0	39,362
Personnel, camp and general	0	20,590	2,492
Deferred exploration costs	0	21,861	69,044
Impairment	0	(21,861)	(11,255,366)
Mineral properties, ending	0	0	0
Khavtgai Uul
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	0	0	3,232,443
Acquisition cost		0	0
Deferred exploration costs:
Licenses, tax, and permits	0	261,168	242,766
Geological and consulting	0	0	0
Personnel, camp and general	0	3,741	2,492
Deferred exploration costs	0	264,909	245,258
Impairment	0	(264,909)	(3,477,701)
Mineral properties, ending	0	0	0
Pulacayo Paca
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	0	12,809,550	11,980,943
Acquisition cost		0	0
Deferred exploration costs:
Licenses, tax, and permits	0	0	0
Geological and consulting	970,955	51,112	102,592
Personnel, camp and general	503,071	847,538	726,015
Deferred exploration costs	1,474,026	898,650	828,607
Impairment	13,708,200	(13,708,200)	0
Mineral properties, ending	15,182,226	0	12,809,550
Titan
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	0	0	0
Acquisition cost		0	96,200
Deferred exploration costs:
Licenses, tax, and permits	0	0	0
Geological and consulting	0	0	0
Personnel, camp and general	0	0	0
Deferred exploration costs	0	0	0
Impairment	0	0	(96,200)
Mineral properties, ending	$ 0	$ 0	$ 0